Other segment information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Segment information
Product revenues	$ 10,938,883	¥ 71,171,653	¥ 55,281,900	¥ 39,409,961
Other revenues	267,535	1,740,660	1,309,402	793,251
Total net revenues	$ 11,206,418	72,912,313	56,591,302	40,203,212
Apparel
Segment information
Product revenues		24,642,418	20,381,929	13,887,533
Shoes and bags
Segment information
Product revenues		8,340,015	7,734,909	5,439,785
Cosmetics
Segment information
Product revenues		10,607,267	7,574,423	5,191,552
Sportswear and sporting goods
Segment information
Product revenues		4,747,077	3,518,007	2,656,546
Home goods and other lifestyle products
Segment information
Product revenues		9,875,682	6,622,624	2,941,734
Toys, kids and baby
Segment information
Product revenues		6,978,246	5,535,834	4,609,484
Other goods
Segment information
Product revenues		¥ 5,980,948	¥ 3,914,174	¥ 4,683,327